Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of components of provision for income taxes	The components of the provision for income taxes were as follows:
Schedule of movement of deferred tax assets	The movement of deferred tax assets during the year was as follows:

	At 31 December
In USD	2021	2020
At 1 January	9,913,707	6,758,003
Additional deferred tax credit	4,718,036	3,155,704

At 31 December	14,631,743	9,913,707

Schedule of unused tax losses	Thes e unused tax losses expire in the following manner:
Schedule of relationship between tax expense and accounting profit
The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Group’s applicable tax rate as follows:

	At 31 December
In USD	2021	2020	2019
Loss before tax	(146,207,433)	(32,880,906)	(40,637,953)
Effect of unused losses*	124,136,838	18,855,555	16,733,276
Remeasurement of deferred tax asset	—	(421,725)	(144,092)
ECL provision	1,096,696	510,153	316,878
Accounting depreciation	30,517	19,412	12,381
Tax depreciation	(25,665)	(107,840)	(185,167)

Taxable losses	(20,969,047)	(14,025,351)	(23,904,677)
Tax rate	22.5%	22.5%	22.5%

	(4,718,036)	(3,155,704)	(5,378,552)

*
Unused losses refer to the losses incurred in Swvl Inc. and UAE, since these losses are not subject to income tax. In addition, for the losses incurred in Kenya, Pakistan, Jordan, KSA and Spain, since Management believes that it is not probable that it will recover the deferred tax benefits of each respective country, it was included within unused losses.